Plant and Equipment, Net (Details) - Schedule of Plant and Equipment, Net - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
At cost:
Plant and equipment, Gross	$ 1,379,482	$ 1,481,364	$ 1,400,083
Less: accumulated depreciation	(1,219,551)	(1,319,207)	(1,277,410)
Plant and equipment, Net	159,931	162,157	122,673
Building improvement [Member]
At cost:
Plant and equipment, Gross	85,867	92,438	72,519
Furniture and fixtures [Member]
At cost:
Plant and equipment, Gross	247,229	250,493	246,682
Medical instruments [Member]
At cost:
Plant and equipment, Gross	765,081	844,809	791,514
Motor vehicle [Member]
At cost:
Plant and equipment, Gross	142,936	142,936	142,936
Office equipment [Member]
At cost:
Plant and equipment, Gross	$ 138,369	$ 150,688	$ 146,432